NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7%
	Communications - 8.0%
7,316	Alphabet, Inc., Class A	$1,289,299
22,934	Alphabet, Inc., Class C	4,068,262
315	Booking Holdings, Inc.	1,823,611
5,982	Meta Platforms, Inc., Class A	4,415,253
6,590	T-Mobile US, Inc.	1,570,133
19,916	Uber Technologies, Inc.(a)	1,858,163
		15,024,721
	Consumer Discretionary - 7.7%
26,551	Amazon.com, Inc.(a)	5,825,023
16,996	Chipotle Mexican Grill, Inc.(a)	954,326
3,738	DR Horton, Inc.	481,903
12,626	General Motors Company	621,325
3,142	Hilton Worldwide Holdings, Inc. (a)	836,840
3,293	Lennar Corporation, Class A	364,239
1,611	Lululemon Athletica, Inc.(a)	382,741
3,057	Marriott International, Inc., Class A	835,203
11,458	O’Reilly Automotive, Inc.(a)	1,032,710
2,741	PulteGroup, Inc.	289,066
8,879	Tesla, Inc.(a)	2,820,504
		14,443,880
	Consumer Staples - 4.0%
24,236	Coca-Cola Company (The)	1,714,697
17,387	Keurig Dr Pepper, Inc.	574,814
12,915	PepsiCo, Inc.	1,705,297
10,645	Procter & Gamble Company (The)	1,695,961
17,711	Walmart, Inc.	1,731,782
		7,422,551
	Energy - 2.2%
12,797	Baker Hughes Company	490,637
2,359	Diamondback Energy, Inc.	324,127
14,897	Exxon Mobil Corporation	1,605,896
1,581	First Solar, Inc.(a)	261,719
10,829	Halliburton Company	220,695
4,999	Phillips 66	596,381

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7% (Continued)
	Energy - 2.2% (Continued)
17,374	Schlumberger Ltd.	$587,241
		4,086,696
	Financials - 8.1%
3,426	Allstate Corporation (The)	689,688
5,617	American Express Company	1,791,711
7,444	American International Group, Inc.	637,132
3,263	Arthur J Gallagher & Company	1,044,552
37,352	Bank of America Corporation	1,767,497
5,036	Berkshire Hathaway, Inc., Class B(a)	2,446,338
4,871	Chubb Ltd.	1,411,226
21,177	Citigroup, Inc.	1,802,585
3,668	Hartford Financial Services Group, Inc. (The)	465,359
7,757	JPMorgan Chase & Company	2,248,831
5,223	PNC Financial Services Group, Inc. (The)	973,672
		15,278,591
	Health Care - 7.4%
5,719	Amgen, Inc.	1,596,802
2,851	Cardinal Health, Inc.	478,968
6,447	Centene Corporation(a)	349,943
2,682	Cooper Companies, Inc. (The)(a)	190,851
2,149	Eli Lilly & Company	1,675,210
15,348	Gilead Sciences, Inc.	1,701,633
897	Insulet Corporation(a)	281,819
20,993	Merck & Company, Inc.	1,661,806
4,431	Stryker Corporation	1,753,037
5,452	UnitedHealth Group, Inc.	1,700,861
3,335	Vertex Pharmaceuticals, Inc.(a)	1,484,742
6,192	Zoetis, Inc.	965,642
		13,841,314
	Industrials - 6.6%
15,477	Amphenol Corporation, Class A	1,528,354
4,627	Caterpillar, Inc.	1,796,247
4,463	Cintas Corporation	994,669
3,199	Deere & Company	1,626,660

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7% (Continued)
	Industrials - 6.6% (Continued)
9,167	Delta Air Lines, Inc.	$450,833
15,259	Fastenal Company	640,878
7,108	General Electric Company	1,829,528
479	Huntington Ingalls Industries, Inc.	115,659
1,695	Parker-Hannifin Corporation	1,183,907
2,616	Republic Services, Inc.	645,132
8,125	Southwest Airlines Company	263,575
859	United Rentals, Inc. (a)	647,170
586	WW Grainger, Inc.	609,581
		12,332,193
	Materials - 1.7%
3,369	Ecolab, Inc.	907,743
12,950	Newmont Corporation	754,467
3,237	Sherwin-Williams Company (The)	1,111,457
1,751	Vulcan Materials Company	456,696
		3,230,363
	Real Estate - 1.9%
6,006	American Tower Corporation, A	1,327,447
3,769	CBRE Group, Inc., Class A(a)	528,112
3,739	Iron Mountain, Inc.	383,509
11,584	Realty Income Corporation	667,354
4,046	Simon Property Group, Inc.	650,435
		3,556,857
	Technology - 28.0%
40,355	Apple, Inc.	8,279,635
2,087	Automatic Data Processing, Inc.	643,631
12,424	Broadcom, Inc.	3,424,676
25,475	Cisco Systems, Inc.	1,767,456
2,957	Crowdstrike Holdings, Inc., Class A(a)	1,506,030
317	Fair Isaac Corporation(a)	579,463
7,476	Fiserv, Inc.(a)	1,288,937
1,052	Gartner, Inc.(a)	425,239
2,216	Intuit, Inc.	1,745,388
930	Jack Henry & Associates, Inc.	167,558

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.7% (Continued)
	Technology - 28.0% (Continued)
3,133	Mastercard, Inc., Class A	$1,760,559
12,221	Micron Technology, Inc.	1,506,238
20,810	Microsoft Corporation	10,351,101
68,298	NVIDIA Corporation	10,790,401
7,985	Oracle Corporation	1,745,761
8,392	Palo Alto Networks, Inc.(a)	1,717,339
687	Paycom Software, Inc. (a)	158,972
13,684	PayPal Holdings, Inc.(a)	1,016,995
3,301	S&P Global, Inc.	1,740,584
6,453	Salesforce, Inc.	1,759,668
573	Tyler Technologies, Inc.(a)	339,697
		52,715,328
	Utilities - 2.1%
2,514	American Water Works Company, Inc.	349,723
3,845	Constellation Energy Corporation	1,241,012
10,165	Duke Energy Corporation	1,199,470
13,177	Exelon Corporation	572,145
6,672	FirstEnergy Corporation	268,615
9,554	PPL Corporation	323,785
		3,954,750

	TOTAL COMMON STOCKS (Cost $127,488,987)	145,887,244

	EXCHANGE-TRADED FUNDS — 3.4%
	Equity - 1.6%
2,427	iShares Core S&P 500 ETF, USD Class	1,506,925
2,431	SPDR S&P 500 ETF Trust ETF	1,501,993
		3,008,918
	Fixed Income - 1.8%
41,195	iShares iBoxx $ High Yield Corporate Bond ETF	3,322,376

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
				Fair Value
	EXCHANGE-TRADED FUNDS — 3.4% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,115,471)			$6,331,294

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.5%
	REAL ESTATE — 0.5%
1,000,000	Marriott Vacations Worldwide Corp Series (Cost $972,756)	4.7500	01/15/28	977,896

	CORPORATE BONDS — 17.5%
	COMMUNICATIONS — 2.1%
1,000,000	Boyd Gaming Corporation Series	4.7500	12/01/27	992,627
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Series (b)	4.5000	06/01/33	914,044
1,000,000	Nexstar Broadcasting, Inc. Series (b)	4.7500	11/01/28	973,708
1,000,000	Telecom Italia Capital S.A. Series	7.2000	07/18/36	1,056,980
				3,937,359
	CONSUMER DISCRETIONARY — 3.8%
1,000,000	Builders FirstSource, Inc. Series (b)	6.3750	03/01/34	1,018,981
1,000,000	Caesars Entertainment, Inc. Series (b)	7.0000	02/15/30	1,035,929
1,000,000	Light & Wonder International, Inc. Series (b)	7.2500	11/15/29	1,030,785
1,000,000	Nissan Motor Acceptance Company, LLC Series (b)	2.7500	03/09/28	913,620
1,000,000	Papa John’s International, Inc. Series (b)	3.8750	09/15/29	969,518
1,000,000	Six Flags Entertainment Corporation Series (b)	7.2500	05/15/31	1,029,323
1,000,000	Thor Industries, Inc. Series (b)	4.0000	10/15/29	936,914
				6,935,070
	CONSUMER STAPLES — 1.0%
1,000,000	Lamb Weston Holdings, Inc. Series (b)	4.3750	01/31/32	940,187
1,000,000	Performance Food Group Inc Series (b)	6.1250	09/15/32	1,022,694
				1,962,881
	ENERGY — 2.6%
1,000,000	California Resources Corporation Series (b)	8.2500	06/15/29	1,027,027

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.5% (Continued)
	ENERGY — 2.6% (Continued)
1,000,000	Matador Resources Company Series (b)	6.8750	04/15/28	$1,020,768
1,000,000	Occidental Petroleum Corporation Series B	3.2000	08/15/26	980,479
1,000,000	Valaris Ltd. Series (b)	8.3750	04/30/30	1,026,004
1,000,000	Valvoline, Inc. Series (b)	3.6250	06/15/31	905,274
				4,959,552
	FINANCIALS — 0.6%
1,000,000	Starwood Property Trust, Inc. Series (b)	7.2500	04/01/29	1,052,735

	HEALTH CARE — 1.6%
1,000,000	Encompass Health Corporation Series	4.6250	04/01/31	968,454
1,000,000	Perrigo Finance Unlimited Company Series	6.1250	09/30/32	1,009,863
1,000,000	TELEFLEX INC Series B (b)	4.2500	06/01/28	976,967
				2,955,284
	INDUSTRIALS — 2.1%
1,000,000	Aramark Services, Inc. Series (b)	5.0000	02/01/28	995,107
1,000,000	Atkore, Inc. Series (b)	4.2500	06/01/31	926,010
1,000,000	Chart Industries, Inc. Series (b)	9.5000	01/01/31	1,067,437
1,000,000	Dycom Industries, Inc. Series (b)	4.5000	04/15/29	973,252
				3,961,806
	MATERIALS — 0.5%
1,000,000	Advanced Drainage Systems, Inc. Series (b)	6.3750	06/15/30	1,022,709

	REAL ESTATE — 1.0%
1,000,000	Iron Mountain Information Management Services, Series (b)	5.0000	07/15/32	960,378
1,000,000	SBA COMMUNICATIONS CORP Series	3.8750	02/15/27	983,983
				1,944,361
	TECHNOLOGY — 1.1%
1,000,000	OPEN TEXT HLDGS INC SR GLBL 144A 30 Series (b)	4.1250	02/15/30	945,138
1,000,000	Sealed Air Corporation Series (b)	6.8750	07/15/33	1,077,750
				2,022,888
	UTILITES — 1.1%
1,000,000	NRG Energy, Inc. Series (b)	6.2500	11/01/34	1,021,089
1,000,000	Vistra Operations Company, LLC Series (b)	7.7500	10/15/31	1,064,340
				2,085,429

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Fair Value
CORPORATE BONDS — 17.5% (Continued)
UTILITES — 1.1% (Continued)
TOTAL CORPORATE BONDS (Cost $32,233,073)	$32,840,074

TOTAL INVESTMENTS - 99.1% (Cost $166,810,287)	$186,036,508
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	1,665,197
NET ASSETS - 100.0%	$187,701,705

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 26,847,688 or 14.3% of net assets.